Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplementary cash flow information:
Cash paid for interest	$ 112,364	$ 70,884
Cash paid for income taxes, net of tax refund	12,875	70,368
Cash inflow for income taxes from stock option exercises	583	157
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,345,375)	(50,501)
Liabilities assumed	299,947	5,373
Noncontrolling interest	53,900	0
Notes assumed in connection with acquisition	130,000	0
Cash paid	(652)	(848)
Less cash acquired	(1,860,876)	(44,280)
Net Cash paid for acquisition	$ (1,701,599)	$ (44,030)